OTHER ACCOUNTS RECEIVABLE, NET (Details) $ in Millions, $ in Millions		Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 COP ($)
Disclosure of other accounts receivables [Line Items]
Accounts receivables for goods and services sales in non-financial sector companies		$ 1,070,936		$ 1,066,628
Financial assets in concession contract at amortized cost		786,018		203,241
Credit card compensations and network compensation		426,090		249,430
Fees, services and advances		258,850		272,488
Dormant customer deposits ICETEX	[1]	256,806		237,034
Payment in advance		228,765		262,473
Debtors		224,340		178,785
Commissions		186,646		131,867
Transfers In Process		185,634		166,153
Deposits		142,168		138,520
Payment in advance to supplier's contract		117,858		39,309
Holding and parent establishment		114,513		230,950
Transfers to the National Treasury		58,042		52,351
Storage services		43,767		41,282
Quota shares retirement pensions		28,485		30,396
Claims to insurance companies		14,450		19,201
Dividends		3,561		16,263
Deductible taxes		11,961		15,611
Promissory sellers		15,144		11,661
Payment in advance for industry and trade taxes		13,392		11,553
Others		278,708		344,476
Gross balance of other accounts receivable		4,466,134		3,719,672
Impairment allowance		(226,862)		(195,078)
Other accounts receivable, net		$ 4,239,272	$ 1,420.7	$ 3,524,594

[1]	Pursuant to Colombian Law number 1777 of 2016, financial institutions in Colombia since August 1, 2016, must transfer the funds from clients’ in dormant customer deposits to a special fund as a loan to a Colombian Government entity denominated “ICETEX”, and classified as “Other accounts receivable” given it is permanently deemed refundable by any particular client. This Government entity Fund is responsible for managing the monies funds with the commitment to return them at the time the bank customer account holder requests them. Dormant client’s customer deposits are accounts of savings or current accounts that exceed the 322 UVR (Real Value Units) equivalent to Ps. 81,663 pesos, on which no deposit, withdrawal, transfer or, in general, debit or credit movements have been made during an uninterrupted period of three years.